LEASES	12 Months Ended
Dec. 31, 2013
LEASES
LEASES

NOTE 12—LEASES

        The following table sets forth the future minimum rental payments, by calendar year, required under existing operating leases and digital projector equipment leases payable to DCIP that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2013:

(In thousands)	Minimum operating lease payments
2014	$428,108
2015	435,906
2016	420,230
2017	403,552
2018	360,704
Thereafter	1,606,326

Total minimum payments required	$3,654,826

        As of December 31, 2013, the Company has lease agreements for four theatres with 41 screens which are under construction or development and are expected to open in 2014.

        Included in other long-term liabilities as of December 31, 2013 and December 31, 2012 is $55,272,000 and $10,318,000, respectively, of deferred rent representing future minimum rental payments for leases with scheduled rent increases, and $194,233,000 and $211,329,000, respectively, for unfavorable lease liabilities.

        Rent expense is summarized as follows:

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Minimum rentals	$394,937	$126,529	$166,220	$394,742
Common area expenses	44,198	12,968	17,591	40,918
Percentage rentals based on revenues	12,693	3,877	5,275	9,666

Rent	451,828	143,374	189,086	445,326
General and administrative and other	13,393	3,940	4,207	8,747

Total	$465,221	$147,314	$193,293	$454,073